Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 521,462
Ending balance	506,793	$ 521,462
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,253,725	2,131,754
Additions	114,477	110,657
Additions - business acquisitions (Note 26a)	22,107	47,810
Disposals/retirements	(107,650)	(100,058)
Foreign currency translation adjustment	(79,073)	63,562
Ending balance	2,203,586	2,253,725
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,732,263)	(1,613,772)
Disposals/retirements	107,650	97,393
Foreign currency translation adjustment	61,802	(47,873)
Amortization expense (Note 24)	129,861	157,378
Impairment (Note 24)	4,121	10,633
Ending balance	(1,696,793)	(1,732,263)
Internal-use software | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	12,469
Ending balance	6,907	12,469
Internal-use software | Acquired | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	96,900	99,204
Additions	107	929
Additions - business acquisitions (Note 26a)	0	0
Disposals/retirements	(16,427)	(4,652)
Foreign currency translation adjustment	(1,370)	1,419
Ending balance	79,210	96,900
Internal-use software | Acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(84,431)	(80,467)
Disposals/retirements	16,427	4,652
Foreign currency translation adjustment	1,165	(1,280)
Amortization expense (Note 24)	5,464	7,336
Impairment (Note 24)	0	0
Ending balance	(72,303)	(84,431)
Internal-use software | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	51,553
Ending balance	45,057	51,553
Internal-use software | Internally developed | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	131,298	123,289
Additions	7,712	9,861
Additions - business acquisitions (Note 26a)	0	0
Disposals/retirements	(39,284)	(2,826)
Foreign currency translation adjustment	(835)	974
Ending balance	98,891	131,298
Internal-use software | Internally developed | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(79,745)	(69,095)
Disposals/retirements	39,284	2,826
Foreign currency translation adjustment	509	(490)
Amortization expense (Note 24)	13,882	12,986
Impairment (Note 24)	0	0
Ending balance	(53,834)	(79,745)
Business solutions | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,108
Ending balance	5,910	1,108
Business solutions | Acquired | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	76,278	81,028
Additions	0	229
Additions - business acquisitions (Note 26a)	8,081	0
Disposals/retirements	(3,242)	(7,506)
Foreign currency translation adjustment	(2,476)	2,527
Ending balance	78,641	76,278
Business solutions | Acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(75,170)	(79,907)
Disposals/retirements	3,242	7,506
Foreign currency translation adjustment	2,240	(2,453)
Amortization expense (Note 24)	3,043	316
Impairment (Note 24)	0	0
Ending balance	(72,731)	(75,170)
Business solutions | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	232,893
Ending balance	259,253	232,893
Business solutions | Internally developed | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	571,015	511,384
Additions	85,572	88,900
Additions - business acquisitions (Note 26a)	0	0
Disposals/retirements	(9,041)	(34,810)
Foreign currency translation adjustment	(22,696)	5,541
Ending balance	624,850	571,015
Business solutions | Internally developed | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(338,122)	(317,846)
Disposals/retirements	9,041	34,810
Foreign currency translation adjustment	12,044	(2,525)
Amortization expense (Note 24)	44,439	41,928
Impairment (Note 24)	4,121	10,633
Ending balance	(365,597)	(338,122)
Software licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	47,916
Ending balance	43,173	47,916
Software licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	190,372	221,510
Additions	21,086	10,738
Additions - business acquisitions (Note 26a)	0	507
Disposals/retirements	(39,656)	(47,888)
Foreign currency translation adjustment	(4,428)	5,505
Ending balance	167,374	190,372
Software licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(142,456)	(159,591)
Disposals/retirements	39,656	47,146
Foreign currency translation adjustment	3,562	(3,600)
Amortization expense (Note 24)	24,963	26,411
Impairment (Note 24)	0	0
Ending balance	(124,201)	(142,456)
Client relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	175,523
Ending balance	146,493	175,523
Client relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,187,862	1,095,339
Additions	0	0
Additions - business acquisitions (Note 26a)	14,026	47,303
Disposals/retirements	0	(2,376)
Foreign currency translation adjustment	(47,268)	47,596
Ending balance	1,154,620	1,187,862
Client relationships | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,012,339)	(906,866)
Disposals/retirements	0	453
Foreign currency translation adjustment	42,282	(37,525)
Amortization expense (Note 24)	38,070	68,401
Impairment (Note 24)	0	0
Ending balance	$ (1,008,127)	$ (1,012,339)